Expense Example	Oct. 15, 2025 USD ($)
T-REX 2X LONG FIG DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SBET DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	$ 474